Events occurring after the balance sheet date	6 Months Ended
Jun. 30, 2021
Events occurring after the balance sheet date
Events occurring after the balance sheet date

11.    Events occurring after the balance sheet date

On July 1, 2021, the Company entered into a new €2,000,000 sustainability-linked syndicated revolving credit facility with a group of 34 core relationship banks (“Syndicated Credit Facility”). The Syndicated Credit Facility replaces the existing $900,000 and €600,000 revolving credit facilities, initially signed in 2012 and amended periodically, and has a term of five years plus two one-year extension options. It can be drawn in different currencies and will be used as a back-up line for general corporate purposes. Additionally, a sustainability component has been embedded in the credit facility. Based on this structure, the margin may rise or fall depending on the company's sustainability performance.

No other significant activities have taken place subsequent to the balance sheet date June 30, 2021 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.